Net Loss Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Net Loss Per Share
18.
NET LOSS PER SHARE

Basic and diluted net loss per share for the years ended December 31, 2021, 2022 and 2023 are calculated as follows:

			For the year ended December 31,
		(Amounts in thousands of RMB and US$, except for number of shares and per share data)
	2021		2022		2023
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss	(4,628,133)	(1,800,926)	(671,187)	(135,696)	(75,959)	(10,699)	(15,320)	(2,158)
Accretion of redeemable convertible preferred shares	(207,598)	(80,782)	—	—	—	—	—	—
Accretion of redeemable noncontrolling interests	—	—	(6,230)	(1,260)	(7,157)	(1,008)	(1,443)	(203)
Numerator for computing basic and diluted net loss per share	(4,835,731)	(1,881,708)	(677,417)	(136,956)	(83,116)	(11,707)	(16,763)	(2,361)
Denominator:
Weighted average number of ordinary shares outstanding	140,170,091	54,543,800	269,787,113	54,543,800	270,432,437	270,432,437	54,543,800	54,543,800
Loss per share (RMB):
Basic and diluted net loss per share:	(34.50)	(34.50)	(2.51)	(2.51)	(0.31)	(0.04)	(0.31)	(0.04)

29,633,200, 29,701,893 and 28,384,149 Class A ordinary shares held by the ESOP Platforms as of December 31, 2021, 2022 and 2023 are considered issued but not outstanding (Note 13) and therefore, not included in the calculation of basic and diluted net loss per share.

Following the Share Subdivision on June 8, 2021 as disclosed in Note 12, each issued and outstanding ordinary share and redeemable convertible preferred share was subdivided into fifty ordinary shares and redeemable convertible preferred shares, respectively.